Government Grants (Details) - Schedule of Government Grants Related to Research and Development Activities - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Government Grants Related to Research and Development Activities [Abstract]
Multi-marker test for the early detection of pancreatic cancer	$ 46,087	$ 28,117